Financial expense, net (Tables)	6 Months Ended
Jun. 30, 2024
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the six-month periods ended June 30, 2024 and 2023:
	For the six-month period ended June 30,
	2024	2023
Financial income	($ in thousands)
Interest income on deposits and current accounts	9,672	9,025
Interest income from loans and credits	1,526	1,321
Interest rates gains on derivatives: cash flow hedges	118	244
Total	11,316	10,590

Financial expense
	For the six-month period ended June 30,
	2024	2023
Financial expense	($ in thousands)
Interest on loans and notes	(175,857)	(172,876)
Interest rates gains on derivatives: cash flow hedges	12,223	9,931
Total	(163,634)	(162,945)

Other financial income and expenses
The following table sets out Other financial income and expenses for the six-month periods ended June 30, 2024, and 2023:
	For the six-month period ended June 30,
	2024	2023
	($ in thousands)
Other financial income	1,637	6,244
Other financial losses	(12,657)	(13,187)
Total	(11,020)	(6,943)